Restructuring and Other Costs (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring and related expected cost	$ 139
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Number of months to complete restructuring plan	12 months
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Number of months to complete restructuring plan	18 months